Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term Debt, Maximum Month-end Outstanding Amount	$ 5,920
Available-for-sale Securities Pledged as Collateral	30,785	25,953
Line of Credit Facility, Maximum Borrowing Capacity	122,054
Line of Credit Facility, Amount Outstanding	1,600
Line of Credit Facility, Maximum Borrowing Amount Without Stock Investment	6,960
Line of Credit Facility, Revolving Line Of Credit, Maximum Borrowing Capacity	20,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Available-for-sale Securities Pledged as Collateral	$ 8,609